Changes in Liabilities from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2025
Changes in liabilities arising from financing activities [abstract]
Disclosure of detailed information about changes in liabilities from financing activities
	Balance as of January 1, 2025	Cash flows from financing activities (4)	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities	Non-cash activities		Balance as of December 31, 2025
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands		USD in thousands
Debentures (1)	482,912	62,717	81,818	29,759	-		657,206
Convertible Debentures (1)	133,421	101,103	32,078	9,344	-		275,946
Loans from banks and other financial institutions (1)	2,210,213	1,218,691	339,091	124,995	(18,127	)(2)	3,874,863
Loans from non-controlling interests	75,598	(1,009)	9,931	2,420	6		86,946
Liability in respect of tax equity arrangement	100,425	382,879	(121,749)	-	14,040		375,595
Deferred income related to tax equity	403,384	43,996	(901)	(75,745)	-		370,734
Lease liability	222,181	(15,983)	17,655	6,969	12,709	(3)	243,531

	3,628,134	1,792,394	357,923	97,742	8,628		5,884,821

(1)	Including interest payable.

(2)	Mostly due to capitalization of finance expenses during the construction period.

(3)	Initial creation and index linking vis-à-vis right-of-use asset.

(4)	See Note 2C for additional information regarding the change in presentation of interest receipts and interest paid.

	Balance as of January 1, 2024	Cash flows from financing activities (3)	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities	Non-cash activities		Balance as of December 31, 2024
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands		USD in thousands
Debentures (1)	323,161	142,559	2,877	14,315	-		482,912
Convertible Debentures (1)	130,931	(1,078)	(736)	4,304	-		133,421
Loans from banks and other financial institutions	2,029,539	181,023	(56,015)	106,612	(50,946	)(2)	2,210,213
Loans from non-controlling interests	92,751	(3,797)	(4,683)	2,778	(11,451)		75,598
Liability in respect of tax equity arrangement	49,683	50,442	-	300	-		100,425
Deferred income related to tax equity	60,880	360,667	-	(18,163)	-		403,384
Lease liability	127,596	(11,536)	(4,625)	5,684	105,062	(4)	222,181

	2,814,541	718,280	(63,182)	115,830	42,665		3,628,134

(1)	Including interest payable.

(2)
Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, capitalization of finance expenses during the construction period and classification of disposal groups classified as held for sale.

(3)	See Note 2C for additional information regarding the change in presentation of interest receipts and interest paid.

(4)	Initial creation and index linking vis-à-vis right-of-use asset and classification to liabilities of disposal groups classified as held for sale.

	Balance as of January 1, 2023	Cash flows from financing activities (5)	Translation differences in respect of foreign operations	Adjustments in respect of cash flows for operating activities (3)	Non-cash activities		Balance as of December 31, 2023
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands		USD in thousands
Debentures (1)	256,736	61,556	(4,076)	8,945	-		323,161
Convertible Debentures (1)	131,763	(1,077)	(3,763)	4,029	(21	)(2)	130,931
Loans from banks and other financial institutions	1,585,846	360,808	21,664	63,751	(2,530)		2,029,539
Loans from non-controlling interests	90,909	(2,606)	2,466	2,149	(167)		92,751
Liability in respect of tax equity arrangement	-	48,653	-	1,030	-		49,683
Deferred income related to tax equity	-	66,317	-	(5,437)	-		60,880
Lease liability	99,623	(7,226)	1,611	2,378	31,210	(4)	127,596

	2,164,877	526,425	17,902	76,845	28,492		2,814,541

(1)	Including interest payable.

(2)	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.

(3)	Including interest accrued and interest paid.

(4)	Initial creation and index linking vis-à-vis right-of-use asset.

(5)	See Note 2C for additional information regarding the change in presentation of interest receipts and interest paid.